Advances for vessel acquisitions and Vessels, net	12 Months Ended
Dec. 31, 2022
Advances for vessel acquisitions and Vessels, net
Advances for vessel acquisitions and Vessels, net
4.

Advances for vessel acquisitions and Vessels, net
Advances for Vessel Acquisitions
As of December 31, 2022 and 2021, advances for vessel acquisitions amounted to $ 24,123 and $
16,287 ,
respectively, and related to advances paid and predelivery

costs incurred for the acquisition

of the vessels
described

below.

As

of

December

31,

2022,

an

amount

of

$
20,571

included

in

advances

for

vessels
acquisitions was held at an escrow account of the designated escrow agent and were the funds borrowed
for the acquisition of one vessel which was delivered to the Company in

January 2023 (Note 15).
Vessel Acquisitions
On July

15, 2021

the Company

signed, through a

separate wholly

owned subsidiary,

a Memorandum

of
Agreement to acquire from an unaffiliated third party,

the 2011 built Kamsarmax dry bulk vessel
Leonidas
P.C.
, for

a purchase

price of

$
22,000
. The

Company paid

an advance

of $
4,400 , being 20
% of

the purchase
price, included

in Advances

for vessel acquisitions,

in the accompanying

2021 consolidated

balance sheet.
The balance

of the

purchase price

was paid

on the

vessel’s delivery

on February

16, 2022,

and the

advance
and predelivery costs

were transferred to

Vessels. The

Company incurred $
927

of additional predelivery
expenses.
On December 3,

2021, the Company

signed, through

a separate wholly

owned subsidiary, a Memorandum
of Agreement to acquire from an unaffiliated third party, the Capesize dry bulk vessel Florida,

being under
construction,

for

a

purchase

price

of

$
59,275
.

The

Company

paid

an

amount

of

$
11,855
,

being
20%
advance of

the purchase

price included

in Advances

for vessel

acquisitions, in

the accompanying

2021
consolidated balance sheet.

The balance of

the purchase price

was paid on

the vessel’s delivery

on March
29,

2022

and

the

advance

and

predelivery

costs

were

transferred

to

Vessels.

The

Company

incurred
$ 1,504

of additional predelivery expenses.
On August 10,

2022, the Company

entered into a

master agreement with

Sea Trade Holdings Inc.

(or “Sea
Trade”),

an unaffiliated

third party,

to acquire

nine Ultramax

vessels for

an aggregate

purchase price

of
$ 330,000
, of

which $
220,000

would be

paid in

cash and

$
110,000

through an

aggregate of
18,487,393
newly issued common shares

of the Company,

issuable on the delivery of

each vessel. In addition to

the
master agreement, in

August 2022, the

Company entered into
nine

separate memoranda of

agreement for
the

acquisition

of

each

vessel

and

issued

nine

warrants

to

Sea

Trade,

for

the

issuance

of

the

shares,
exercisable

on

the

delivery

date

of

each

vessel.

During

the

fourth

quarter

of

2022,

the

Company

took
delivery of eight

vessels for an aggregate value of $
263,719 , of which $ 67,909

was the value of the newly
issued common shares (Notes 9 and 14) and $ 4,364

of additional predelivery expenses. The value of the
shares was determined

based on the

closing price of

the Company’s common

stock on the

date of delivery
of each

vessel, which

was also the

date of issuance,

determined through Level

1 inputs of

the fair

value
hierarchy.

Also, as of

December 31, 2022,

an amount

of $
24,123

was presented in

Advances for vessel
acquisitions

being

part

of

the

purchase

price

for

the

acquisition

of

the

ninth

vessel,

and

additional
predelivery expenses, amounting to $ 169

(Note 15).
Vessel Disposals
On March

16, 2021,

the Company

through a

separate wholly

owned subsidiary

entered into

a Memorandum
of

Agreement

to

sell

to

an

unaffiliated

third

party

the

vessel
Naias
,

for

a

sale

price

of

$
11,250

before
commissions. At the date of the agreement to sell the vessel, the vessel was measured at the lower of its
carrying amount

or fair

value (sale

price) less

costs to

sell, which

was the

vessel’s carrying value

at $
9,010 ,
and was classified in current assets as vessel held for sale,

according to the provisions of ASC 360, as all
criteria required

for this

classification were

met. The

vessel was

delivered to

the buyer

on July

30, 2021
and the sale

of the vessel

resulted in gain

amounting to $
1,564
, included in

“(Gain)/loss on sale

of vessels”
in the consolidated statement of operations.

On June 13,

2022, the Company

through a separate

wholly owned subsidiary

entered into a

Memorandum
of Agreement

to sell

to OceanPal,

the vessel
Baltimore
, for

a sale

price of

$
22,000

before commissions
(Note

3

(f)).

On

the

date

of

the

agreement, the

vessel

was

classified

as

held

for

sale

according

to

the
provisions of ASC 360, as all criteria required for this classification were met, at carrying value of $ 16,722 and unamortized deferred costs of $ 41
, measured at the lower of carrying value

and fair value (sale price)
less costs to sell. The vessel

was delivered to OceanPal on September 20,

2022 and the sale resulted in
gain

amounting to

$
2,850
,

included in

“(Gain)/loss

on

sale

of

vessels” in

the

consolidated statement

of
operations.
The amounts reflected in Vessels, net in

the accompanying consolidated balance sheets are analyzed as follows:
Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2020 $
872,431 $ (156,253)
$ 716,178
- Additions for improvements 1,106 - 1,106
- Additions for improvements reclassified from other non-
current assets 441 - 441
- Vessel disposals
(16,120) 7,110 (9,010)
- Vessels contributed to OceanPal
(47,429) 17,127 (30,302)
- Depreciation for the year
- (34,963) (34,963)
Balance, December 31, 2021 $ 810,429 $ (166,979) $ 643,450
- Additions for vessel acquisitions and improvements 358,504 - 358,504
- Additions for improvements reclassified from other non-
current assets 1,370 - 1,370
- Vessel disposals
(29,175) 12,453 (16,722)
- Depreciation for the year - (36,986) (36,986)
Balance, December 31, 2022 $ 1,141,128 $ (191,512) $ 949,616
Additions for vessel

improvements mainly

relate to the

implementation of ballast

water treatment and

other
works necessary

for the vessels

to comply with

new regulations

and be able

to navigate to

additional ports.
As

of

December

31,

2022

and

2021,

an

amount

of

$
1,370

and

$
441
,

respectively,

was

reclassified

to
Vessels,

net

from

other

non-current

assets

and

related

to

ballast

water

treatment

equipment

paid

in

a
previous period but delivered on the vessels during the years ended

December 31, 2022 and 2021.